The UBS Fund	Prospectus Supplement

The UBS Funds

Prospectus Supplement

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective on September 21, 2012, John Leonard will no longer serve as a portfolio manager for the Fund and Ian McIntosh will we be added as a portfolio manager for the Fund.

Therefore, the reference to Mr. Leonard under the heading “Portfolio managers” on page 6 of the Prospectus for the Fund, is deleted in its entirety and replaced by the following:

•	Ian McIntosh, portfolio manager of the Fund since September 2012.

Also, the information under the heading “Management” and the sub-heading “Portfolio management” on page 22 of the Prospectus is deleted in its entirety and replaced by the following:

Thomas Digenan, Scott Bondurant and Ian McIntosh are the members of the U.S. Core/Value Equities investment management team primarily responsible for the day-to-day management of the Fund.  Mr. Digenan, as the head of the investment management team, leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies.  Mr. Bondurant works closely with Mr. Digenan and team on long/short aspects of portfolio construction for the Fund.  Mr. McIntosh works closely with Mr. Digenan on portfolio construction and ensuring that Fund investment objectives are met.  Information about Messrs. Digenan, Bondurant and McIntosh is provided below.

Thomas J. Digenan is Head of U.S. Core/Value Equities since 2012 and is a Managing Director of UBS Global Asset Management.  Prior to that he had been a U.S. Core/Value Equity Strategist at UBS Global Asset Management from 2001 to September 2012.  Mr. Digenan was President of The UBS Funds from 1993 to 2001.  Mr. Digenan has been a portfolio manager of the Fund since its inception.

Scott Bondurant has been a Long-Short Equity Strategist at UBS Global Asset Management since 2005 and is a Managing Director of UBS Global Asset Management.  Prior to joining the firm, Mr. Bondurant had been in institutional equities for over 15 years including his role as Executive Director at Morgan Stanley for nine years, where he worked closely with the prime brokerage team to help managers with long-short strategies.  Mr. Bondurant has been a portfolio manager of the Fund since its inception.

Ian McIntosh is a senior portfolio manager on the U.S. Core/Value Equities team. Prior to joining UBS Global Asset Management in 2004, Mr. McIntosh was a Vice President at JP Morgan Fleming Asset Management. Mr. McIntosh has been a portfolio manager of the Fund since 2012.

The Fund’s SAI provides information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Fund	Prospectus Supplement

The UBS Funds
Prospectus Supplement

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Opportunity Fund series (the “Fund”) of The UBS Funds dated December 30, 2011, as follows:

Effective September 21, 2012, Ian McIntosh was added as a portfolio manager for the Fund.

Therefore, the following reference to Mr. McIntosh is added under the heading “Portfolio managers” on page 6 of the Prospectus for the Fund:

•	Ian McIntosh, portfolio manager of the Fund since September 2012.

Also, the information under the heading “Management” and the sub-heading “Portfolio management” on pages 21-22 of the Prospectus is deleted in its entirety and replaced by the following:

John Leonard, Thomas Digenan and Ian McIntosh are the members of the U.S. Core/Value Equities investment management team primarily responsible for the day-to-day management of the Fund. Mr. Leonard, as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies.  Mr. Digenan and Mr. McIntosh work closely with Mr. Leonard on portfolio construction and ensuring that Fund investment objectives are met.

Information about Messrs. Leonard, Digenan and McIntosh is provided below.

John C. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS Global Asset Management since 1991 and a portfolio manager of the Fund since its inception.

Thomas J. Digenan is Head of U.S. Core/Value Equities since 2012 and is a Managing Director of UBS Global Asset Management.  Prior to that he had been a U.S. Core/Value Equity Strategist at UBS Global Asset Management from 2001 to September 2012.  Mr. Digenan was President of The UBS Funds from 1993 to 2001.  Mr. Digenan has been a portfolio manager of the Fund since 2001.

Ian McIntosh is a senior portfolio manager on the U.S. Core/Value Equities team. Prior to joining UBS Global Asset Management in 2004, Mr. McIntosh was a Vice President at JP Morgan Fleming Asset Management. Mr. McIntosh has been a portfolio manager of the Fund since 2012.

The Fund’s SAI provides information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-584

The UBS Fund	Prospectus Supplement

The UBS Funds

Prospectus Supplement

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Large Cap Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective on September 21, 2012, John Leonard will no longer serve as a portfolio manager for the Fund and Ian McIntosh will we be added as a portfolio manager for the Fund.

Therefore, the reference to Mr. Leonard under the heading “Portfolio managers” on page 17 of the Prospectus for the Fund, is deleted in its entirety and replaced by the following:

•	Ian McIntosh, portfolio manager of the Fund since September 2012.

Also, the information under the heading “Management” and the sub-heading “Portfolio management – UBS U.S. Large Cap Equity Fund” on page 50 of the Prospectus is deleted in its entirety and replaced by the following:

Thomas Digenan and Ian McIntosh are the members of the U.S. Core/Value Equities investment management team primarily responsible for the day-to-day management of the Fund.  Mr. Digenan as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies.  Mr. McIntosh works closely with Mr. Digenan on portfolio construction and ensuring that Fund investment objectives are met.  Information about Messrs. Digenan and McIntosh is provided below.

Thomas J. Digenan is Head of U.S. Core/Value Equities since 2012 and is a Managing Director of UBS Global Asset Management.  Prior to that he had been a U.S. Core/Value Equity Strategist at UBS Global Asset Management from 2001 to September 2012.  Mr. Digenan was President of The UBS Funds from 1993 to 2001.  Mr. Digenan has been a portfolio manager of the Fund since 2001.

Ian McIntosh is a senior portfolio manager on the U.S. Core/Value Equities team. Prior to joining UBS Global Asset Management in 2004, Mr. McIntosh was a Vice President at JP Morgan Fleming Asset Management. Mr. McIntosh has been a portfolio manager of the Fund since 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-586

The UBS Fund	SAI Supplement

The UBS Funds

Supplement to the Statement of Additional Information

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Equity Alpha Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective on September 21, 2012, John Leonard will no longer serve as a portfolio manager for the Fund and Ian McIntosh will we be added as a portfolio manager for the Fund.

Therefore, on page 37 of the SAI, under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”, the information for John Leonard is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Ian McIntosh#	1	$17	0	$0	1	$0*

#	Mr. McIntosh became a portfolio manager of the Fund on September 21, 2012. The information provided is as of June 30, 2012.

*	Account has assets less than $1 million.

In addition, on page 38 of the SAI, under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”, the information for John Leonard is deleted in its entirety and replaced with the following:

Portfolio Manager	Range of shares owned
Ian McIntosh # UBS U.S. Equity Alpha Fund	None

#      Information is as of June 30, 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Fund	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Equity Opportunity Fund series (the “Fund”) of The UBS Funds dated December 30, 2011, as follows:

Effective September 21, 2012, Ian McIntosh was added as a portfolio manager for the Fund.

Therefore, on page 39 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Ian McIntosh#	1	$17	0	$0	1	$0*

#	Mr. McIntosh became a portfolio manager of the Fund on September 21, 2012. The information provided is as of June 30, 2012.
*     Account has assets less than $1 million.

In addition, on page 40 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

Portfolio Manager	Range of shares owned
Ian McIntosh #	None

#     Information for Mr. McIntosh is as of June 30, 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Fund	SAI Supplement

The UBS Funds

Supplement to the Statement of Additional Information

September 21, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS U.S. Large Cap Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

Effective on September 21, 2012, John Leonard will no longer serve as a portfolio manager for the Fund and Ian McIntosh will we be added as a portfolio manager for the Fund.

Therefore, on page 72 of the SAI, under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”, the information for John Leonard is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Ian McIntosh# (UBS U.S. Large Cap Equity Fund)	1	$17	0	$0	1	$0*

#	Mr. McIntosh became a portfolio manager of the UBS U.S. Large Cap Equity Fund on September 21, 2012. The information provided is as of June 30, 2012.

*	Account has assets less than $1 million.

In addition, on page 75 of the SAI, under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”, the information for John Leonard is deleted in its entirety and replaced with the following:

Portfolio Manager/Fund	Range of shares owned
Ian McIntosh # UBS U.S. Large Cap Equity Fund	None

#      Information is as of June 30, 2012.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-587